19. Borrowing and financing (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
BorrowingAndFinancingMaturityLineItems [Line Items]
Borrowing and financing	R$ 964,289	R$ 3,339,084
Nominal value of borrowing and financing	1,846,160
2019 [Member]
BorrowingAndFinancingMaturityLineItems [Line Items]
Nominal value of borrowing and financing	787,188
2020 [Member]
BorrowingAndFinancingMaturityLineItems [Line Items]
Borrowing and financing	343,598
Nominal value of borrowing and financing	396,786
2021 [Member]
BorrowingAndFinancingMaturityLineItems [Line Items]
Borrowing and financing	293,899
Nominal value of borrowing and financing	323,482
2022 [Member]
BorrowingAndFinancingMaturityLineItems [Line Items]
Borrowing and financing	198,625
Nominal value of borrowing and financing	206,944
2023 [Member]
BorrowingAndFinancingMaturityLineItems [Line Items]
Borrowing and financing	32,111
Nominal value of borrowing and financing	34,577
2024 [Member]
BorrowingAndFinancingMaturityLineItems [Line Items]
Borrowing and financing	75,602
Nominal value of borrowing and financing	76,614
2025 [Member]
BorrowingAndFinancingMaturityLineItems [Line Items]
Borrowing and financing	20,454
Nominal value of borrowing and financing	R$ 20,569